CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Statement) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Comprehensive (loss) income:
Net (loss)/income attributable to the Group	$ (94,270)	$ 91,641	$ 76,717	$ 231,097
Currency translation adjustment	(35,300)	24,004	(44,209)	12,176
Currency impact of long term funding (net of tax)	(162)	(297)	(401)	(1,299)
Transfer to realized capital gain	0	0	0	(232)
Amortization of interest rate hedge	0	(243)	0	(725)
Write off of loss on interest rate hedge	0	(145)	113	(905)
Write off of loss on interest rate hedge	0	(77)	778	306
Total comprehensive (loss) income attributable to the group	$ (129,732)	$ 114,883	$ 32,998	$ 240,418